Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

NOTE 5—GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill:

(i)	Composition

Goodwill balance as of December 31, 2012 and 2011 was $12.4 million, virtually all of which relates to the Company’s PCB operations.

(ii)	Annual goodwill impairment test

As mentioned in note 1k, the Company has designated September 30 of each year as the date on which it performs its annual goodwill impairment test.

b.	Other intangible assets

The amortized balance of other intangible assets is composed as follows:

	December 31
	2012	2011
	$ in thousands
Cost:
Intellectual property	65,095	65,095
Customer relations	31,063	31,063

	96,158	96,158

Less:
Impairment charges	30,142
Accumulated amortization	51,574	41,667

	14,442	54,491

During 2012, in light of the extended downturn in the FPD industry, the Company tested whether the intangible assets acquired as part of the PDI acquisition should be impaired, based on cash flow projections and fair value estimates. The determination of cash flow was based on the Company’s strategic plans and long-range planning forecasts. The growth rates included in the plans were based on industry and Company specific data. The profit margin assumptions included in the plans were projected based on the current cost structure and anticipated cost changes. As a result of the foregoing, the Company determined that the carrying amount of certain intangible assets, primarily existing technology and customer relations allocated to FPD division, exceeded their fair value by $30.1 million. For discussion of Level 3 fair value inputs, see note 11c.

As a result, an impairment charge of $30.1 million was recorded in 2012.

Amortization of other intangible assets totaled $9,907,000, $12,304,000 and $14,176,000 in the years ended December 31, 2012, 2011 and 2010, respectively.

Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2013	4,048
2014	4,048
2015	3,260
2016	873
2017	813
2018-2019	1,400

14,442